Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis	10 Months Ended
Dec. 31, 2020 USD ($)
Schedule of assets that are measured at fair value on a recurring basis [Abstract]
Amortized Cost	$ 350,218,694
Gross Holding Gain (Loss)	(4,298)
Fair Value	$ 350,214,396